Segmented information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Results of Operations and Assets for Segments
The results of operations and assets for these segments are reflected in the tables below.

	Year ended December 31, 2015
	Generation	Distribution	Corporate	Total
Revenue	$244,751	$783,104	$—	$1,027,855
Fuel and power purchased	27,990	348,883	—	376,873
Net revenue	216,761	434,221	—	650,982
Operating expenses	63,601	213,750	1,210	278,561
Administrative expenses	10,822	21,570	8,283	40,675
Depreciation and amortization	67,293	82,513	—	149,806
Gain on foreign exchange	—	—	(2,631)	(2,631)
Operating income (loss) from continuing operations	75,045	116,388	(6,862)	184,571
Interest expense	29,395	34,971	1,627	65,993
Interest, dividend, equity and other income	(1,154)	(3,974)	(3,967)	(9,095)
Other expenses (gain)	(5,623)	391	2,656	(2,576)
Earnings (loss) before income taxes	$52,427	$85,000	$(7,178)	$130,249
Property, plant and equipment	$1,895,617	$1,914,980	$63,087	$3,873,684
Equity-method investees	44,638	769	7,066	52,473
Total assets	2,345,905	2,532,894	112,926	4,991,725
Capital expenditures	55,992	141,445	6,758	204,195

21.	Segmented information (continued)

	Year ended December 31, 2014
	Generation	Distribution	Corporate	Total
Revenue	$218,765	$722,849	$—	$941,614
Fuel and power purchased	39,264	381,622	—	420,886
Net revenue	179,501	341,227	—	520,728
Operating expenses	55,482	178,248	308	234,038
Administrative expenses	13,457	19,947	1,288	34,692
Depreciation and amortization	58,248	53,671	2,128	114,047
Gain on foreign exchange	—	—	(1,112)	(1,112)
	52,314	89,361	(2,612)	139,063
Interest expense	33,868	27,139	1,411	62,418
Interest, dividend and other income	(1,187)	(3,369)	(3,202)	(7,758)
Other expense (gain)	48	300	11,606	11,954
Earnings (loss) before income taxes	$19,585	$65,291	$(12,427)	$72,449
Property, plant and equipment	$1,687,465	$1,531,166	$59,791	$3,278,422
Equity-method investees	3,520	500	2,578	6,598
Total assets	1,896,265	2,098,244	108,339	4,102,848
Capital expenditures	201,063	176,849	54,461	432,373

Information on Operations by Geographic Area
Information on operations by geographic area is as follows:

	2015	2014
Revenue
Canada	$86,977	$92,267
United States	940,878	849,347
	$1,027,855	$941,614
Property, plant and equipment
Canada	$592,598	$590,580
United States	3,281,086	2,687,842
	$3,873,684	$3,278,422
Intangible assets
Canada	$40,186	$25,601
United States	37,777	28,410
	$77,963	$54,011